Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use. The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2019 and 2020. The overseas cash and cash equivalents are primarily held by the Company and its subsidiaries in Hong Kong and US.

	RMB amount (RMB denominated)			RMB equivalent amount (US$ denominated)			Total
	Overseas	China		Overseas	China
		Non VIE	VIE		Non VIE	VIE
December 31, 2019	6,607	13,453	137,364	65,059	58,683	—	281,166
December 31, 2020	5,668	33,310	37,673	32,702	28,643	—	137,996